Income Tax (Income Loss from Continuing Operations Before Income Tax Expense from Domestic and Foreign Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (loss) from continuing operations:
Domestic	$ (4,477)	$ 1,152	$ 604
Foreign	12	13	464
Income (loss) before provision for income tax	$ (4,465)	$ 1,165	$ 1,068